Restricted Net Assets	12 Months Ended
Dec. 31, 2017
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS
18.	RESTRICTED NET ASSETS

The Group’s ability to pay dividends is primarily dependent on the Group receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the VIE and subsidiaries of the VIE incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The consolidated results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group’s subsidiaries.

Under PRC law, the Group’s subsidiaries, VIE and the subsidiaries of the VIE located in the PRC (collectively referred as the “PRC subsidiaries”) are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The PRC subsidiaries are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis. In addition, the registered capital of the PRC subsidiaries is also restricted.

Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the subsidiary. The PRC subsidiaries are also subject to similar statutory reserve requirements. These reserves can only be used for specific purposes and are not transferable to the Group in the form of loans, advances or cash dividends. As of December 31, 2016 and December 31, 2017, the Group’s PRC subsidiaries had appropriated US$1,898 and US$1,898, respectively, in its statutory reserves.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends as general reserve fund, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group. Amounts restricted include paid-in capital and statutory reserve funds of the Group’s PRC subsidiaries and the equity of the Consolidated VIEs, as determined pursuant to PRC generally accepted accounting principles, totaling an aggregate of US$1,898 as of December 31, 2017.